Fair Value Measurements - Forward Purchase Agreements (Details) $ / shares in Units, $ in Millions				3 Months Ended	5 Months Ended
	Jul. 21, 2023 USD ($) $ / shares shares	Jun. 29, 2023 USD ($) D $ / shares shares	Apr. 27, 2023 shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value Measurements
Number of additional shares to be issued | shares			16,000,000
Loss on issuance of financing arrangements related to the forward purchase agreement derivative contract					$ (8.4)
Forward Purchase Agreements
Fair Value Measurements
Derivative Liability, Notional Amount	$ 32.3
Initial value of derivative	32.3
Loss on issuance	6.0
Forward Purchase Agreements | Priveterra
Fair Value Measurements
Present value of prepayment amount	$ 60.7
Loss on issuance of financing arrangements				$ 6.0	$ 6.0
Maximum number of shares of common stock to be issued on the cash settlement payment date | shares	7,500,000
Price per share on the cash settlement payment date | $ / shares	$ 2.00
Forward Purchase Agreements | Priveterra | Common Class A [Member]
Fair Value Measurements
Number of shares to be issued | shares		7,500,000
Maximum allowed seller's ownership (as a percent)		9.90%
Prepayment amount to be paid to seller	$ 66.7	$ 66.7
Number of additional shares to be issued | shares		6,275,000
Redemption price per share | $ / shares		$ 10.63
Period after which reset price becomes subject to monthly resets		90 days
Volume weighted average period		30 days
Period after closing date of business combination agreement		2 years
Period after delivery of written notice		90 days
Consecutive trading days | D		30
Reset price floor | $ / shares		$ 7.00
Threshold share price | $ / shares		$ 10.00